SCHEDULE OF BREAKDOWN OF REVENUES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Product Information [Line Items]
Reveues	$ 48,335,553	$ 69,073,374	$ 73,084,448
Percentage of reveues	100.00%	100.00%	100.00%
Sales Of Clean Energy Equipment [Member]
Product Information [Line Items]
Reveues	$ 22,073,207	$ 33,816,111	$ 39,581,383
Percentage of reveues	45.70%	49.00%	54.10%
Sales of Digitalization and Integration Equipment [Member]
Product Information [Line Items]
Reveues	$ 2,731,568	$ 3,081,230	$ 3,364,644
Percentage of reveues	5.70%	4.50%	4.60%
Sales Of New Energy [Member]
Product Information [Line Items]
Reveues	$ 19,536,237	$ 25,822,344	$ 23,204,437
Percentage of reveues	40.40%	37.40%	31.80%
Delivery Of Oil And Gas Engineering Technical Services [Member]
Product Information [Line Items]
Reveues	$ 3,994,541	$ 6,353,689	$ 6,933,984
Percentage of reveues	8.20%	9.10%	9.50%